Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Financial instruments and risk management

28            Financial instruments and risk management

28.1            Financial instrument categories

The Group maintains operations with derivative and non-derivative financial instruments. These instruments are managed to assure liquidity and profitability. The control policy consists of monitoring the terms contracted against the terms and condition current in the market. The Company does not make investments of a speculative nature in derivatives or any other risk assets.

The estimated fair value of the Group's financial instruments considered the following methods and assumptions:

•	Cash and cash equivalents: recognized at cost plus income earned up to the closing date of the financial statements, which approximate their fair value.
•	Trade receivables: arise directly from the Group's operations, classified at amortized cost, are recorded at their original values, adjusted based on the exchange rate changes, when applicable, and subject to a provision for losses. Their carrying amount is a reasonable approximation of fair value.
•	Loans and borrowings: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of loans and borrowings is adjusted to the future value of the liabilities considering the interest until maturity.
•	Derivative financial instruments: The Group used derivative financial instruments to manage the interest rate risk exposure. This risk arises from the possibility of the Group incurring losses because of interest rate fluctuations that increase finance costs related to loans. In April, 2021, the Group has decided to not engage in new derivative agreements to manage the foreign exchange risk exposure. Existing contracts were maintained. NDFs — non-deliverable forwards are used for operations with derivative instruments, for the discounted cash flow model for fair value calculation, with future dollar and interest assumptions obtained at B3 — Brasil, Bolsa, Balcão.

Black and Scholes fair value statistical model is used for transactions with currency option (dollar), with future dollar and interest assumption obtained at B3.

The financial instruments were valued by calculating the present value through the use of market curves that impact the specific instrument on the calculation dates. For this, future curves of USD Libor 3M, exchange coupon, and currency quotation are used. For interest rate swaps, the present value of the asset position and the liability position, both are estimated by discounting cash flows at the interest rate of the currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, segregated by category:

	December 31, 2021
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	135,727	-	135,727
Financial investments	798,786	-	798,786
Trade receivables	340,519	-	340,519
Contract assets	134,388	-	134,388
Derivatives	-	896	896
Other assets	32,949	-	32,949
	1,442,369	896	1,443,265

Financial liabilities
Suppliers and other payables	33,566	-	33,566
Loans and borrowings	788,709	-	788,709
Lease liabilities	81,888	-	81,888
Accounts payable for business combination	85,726	-	85,726
Derivatives	-	535	535
Contract liabilities	13,722	-	13,722
Other liabilities	15,329	-	15,329
	1,018,940	535	1,019,475

	December 31, 2020
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	162,827	-	162,827
Trade receivables	196,256	-	196,256
Contract assets	50,625	-	50,625
Derivatives	-	8,837	8,837
Other assets	15,368	-	15,368
	425,076	8,837	433,913

Financial liabilities
Suppliers and other payables	15,312	-	15,312
Loans and borrowings	89,230	-	89,230
Lease liabilities	75,228	-	75,228
Derivatives	-	5,392	5,392
Contract liabilities	9,987	-	9,987
Other liabilities	8,856	-	8,856
	198,613	5,392	204,005

28.2            Financial risk management

The Group’s operations are subject to the following risk factors:

a.            Market risks

The Group is exposed to market risks resulting from the normal course of its activities, such as inflation, interest rates and exchange rate changes.

Thus, the Group's operating results may be affected by changes in national economic policy, especially regarding short and long-term interest rates, inflation targets and exchange rate policy. Exposures to market risk are measured by sensitivity analysis.

a.1            Foreign currency – Exchange rate changes

Foreign currency risk is inherent to the Group’s business model. The Group’s revenue is mainly denominated in foreign currency and, therefore, is exposed to exchange rate changes. The Group’s expenses, on the other hand, are mainly denominated in the Group’s functional currency (Brazilian Reais) and, therefore, are not exposed to exchange rate changes. The Group is exposed to exchange rate risk on its Financial Investments, suppliers and other payables, trade receivables, loans and borrowings, lease liabilities and derivatives.

	December, 2021		December, 2020
	USD	Other	USD	Other
Financial investments	798,786	-	-	-
Suppliers and other payables	(8,763)	(722)	(3,057)	(540)
Trade receivables	233,724	7,273	160,411	3,855
Loans and borrowings	(266,561)	-	(37,116)	-
Lease liabilities	(32,159)	(962)	(30,307)	-
Derivatives	361	-	(1,321)	-
Net exposure	725,388	5,589	88,610	3,315

The Group is exposed to exchange rate risk in other currencies. As it is immaterial, the Group did not carry out the sensitivity analysis.

a.2            Exchange rate risk

The Group is exposed to foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and borrowings are denominated and the respective functional currencies of the Company and its subsidiaries.

a.3            Interest rate risk

Derives from the possibility of the Group incurring gains or losses resulting from changes in interest rates applicable to its financial assets and liabilities. The Group may also enter into derivative contracts in order to mitigate this risk.

Sensitivity analysis of non-derivative financial instruments

Exchange rate fluctuation and changes in interest rates may positively or adversely affect the financial statements, due to an increase or decrease in the balances of trade receivables and investments in foreign currency and the variation in the balances of financial investments and loans and borrowings.

The Group mitigates its risks relating to non-derivative financial assets and liabilities substantially, through the contracting of derivative financial instruments. Accordingly, the Group identified the main risk factors that may generate losses for its operations with derivative financial instruments and this sensitivity analysis is based on three scenarios that may impact the Group’s future results and cash flows, as described below:

(i)	Probable scenario: The Group's projections, based on internal and external data, considered: (i) the interest rate index in order to analyze the sensitivity of the index in short-term investments, whose average was 10.67% for CDI and loans and borrowings, whose average was 0.27% for Libor (only applicable for some loans and borrowings); (ii) the exchange rate of R$5.30 USD, related to the closing rate projected by the Company, for the purposes of analyzing the foreign exchange exposure. Based on these factors, variations in the adverse and remote scenarios were calculated.
(ii)	Adverse scenario: The adverse scenario rate is half the difference between the probable rate and the remote rate.
(iii)	Remote scenario: the highest projection expected by the Company for the next 12 months.

For each scenario, the gross finance income or finance costs were calculated, excluding taxes and the maturity flow of each agreement. The base date considered was December 31, 2021, projecting the indexes for one year and verifying their sensitivity in each scenario.

Sensitivity analysis for interest rate risk

	Risk	Exposure in R$	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Short-term financial investments	Interest rate increase - CDI	66,007	10.67%	11.39%	12.11%
			7,043	7,518	7,993

Loans and borrowings	Interest rate increase - CDI	(609,374)	10.67%	11.39%	12.11%
			(65,020)	(69,408)	(73,795)

Loans and borrowings	Interest rate increase - Libor	(179,333)	0.27%	0.54%	0.81%
			(484)	(968)	(1,452)
Effect on earnings (reduction)			(8,367)	(12,763)	(17,160)

Sensitivity analysis for exchange rate risk

	Risk	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - USD	5.30	5.50	5.70

Effect on earnings (increase)		(5,718)	(5,933)	(6,378)
		303	88	(357)

As of December 31, 2021, the Group held agreements for financial derivatives (NDFs), with the purpose of reducing exchange rate risk.

b.            Credit risk

Credit risk refers to the risk that a counterparty will not comply with its contractual obligations, causing the Group to incur financial losses. Credit risk is the risk of a counterparty in a business transaction not complying with an obligation provided by a financial instrument or an agreement with a client, which would cause financial loss. To mitigate these risks, the Group analyses the financial and equity condition of its counterparties, as well as the definition of credit limits and permanent monitoring of outstanding positions.

The Group applies the simplified standard approach to commercial financial assets, where the provision for losses is analyzed over the remaining life of the asset.

In addition, the Group is exposed to credit risk with respect to financial guarantees granted to banks.

The Group held cash and cash equivalents of R$ 135,727 on December 31, 2021 (2020: R$ 162,827) and financial investments of R$ 798,786 at December 31, 2021. The cash and cash equivalents and financial investments are held with bank and financial institution counterparties, which are rated BB- to A+, based on Standard & Poor’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the financial statements is:

	December 31, 2021	December 31, 2020
Hedge financial instruments (current and non-current)	896	8,837
Cash and cash equivalents	135,727	162,827
Financial investments	798,786	-
Trade receivables	340,519	196,256
Contract assets	134,388	50,625
Other receivables (current and non-current)	32,949	15,368

At 31 December 2021, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2021	December 31, 2020
NAE (North America and Europe)	297,430	180,522
North America	287,992	179,943
Europe	9,438	579
LATAM (Latin America)	202,528	75,577
APJ (Asia, Pacific and Japan)	7,917	6,150
Total	507,875	262,249

c.            Liquidity risk

The Group monitors liquidity risk by managing its cash resources and financial investments.

Liquidity risk is also managed by the Group through its cash flow projection, which aims to ensure the availability of funds to meet the Group’s both operational and financial obligations.

The Group also maintains approved credit lines with financial institutions, and other indebtedness such as working capital agreements in order to adequate levels of liquidity in the short, medium and long terms.

The maturities of the long-term installments of the loans are described in note 16.

The following are the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	2021
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,566	33,566	33,566	-	-	-
Loans and borrowings	788,709	974,942	136,161	88,045	171,022	579,714
Lease liabilities	81,888	87,662	12,435	12,251	22,284	40,682
Accounts payable for business combination	85,726	85,726	1,064	47,860	12,179	24,623
Contract liabilities	13,722	13,722	13,722	-	-	-
Other payables (current and non-current)	15,329	15,329	15,329	-	-	-
Derivatives	535	535	535
	1,019,475	1,211,482	212,812	148,156	205,485	645,029

	2020
	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-6 years
Non-derivative financial liabilities
Trade payables	15,312	15,312	15,312	-	-	-
Loans and borrowings	89,230	111,779	78,898	7,313	23,901	1,667
Lease liabilities	75,228	93,242	11,393	10,470	19,053	52,326
Contract liabilities	9,987	9,987	9,987	-	-	-
Other payables (current and non-current)	8,856	8,856	8,856	-	-	-
Derivatives	5,392	5,392	1,920	3,472
	204,005	244,568	126,366	21,255	42,954	53,993

Financing Lines

Guaranteed unsecured account, reviewed annually, and paid upon request:

	December 30, 2021	December 31, 2020
Used	-	-
Not used	-	2,200
	-	2,200

Bank credit lines

	December 30, 2021	December 31, 2020
Used	11,161	89,197
Not used	47,434	61,521
	58,595	150,718

The Group has credit lines for working capital with the banks HSBC and Citibank, in the amount of US$10,500 or R$58,595, at the exchange rate of 5.5805, the commercial selling rate for U.S. dollars as of December 31, 2021, as reported by the Brazilian Central Bank, partially used (note 16).

28.3            Derivative financial instruments

The Group holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. As of December 31, 2021, the Group entered into purchase and sale agreement for derivative financial instruments (NDFs) in the amount of R$(17).

Fair value estimated for derivative financial instruments contracted by the Group was determined according to information available in the market, mainly through financial institutions and specific methodologies of assessment. However, considerable judgment is necessary to understand market data in order to produce the fair value estimate for each operation. Consequently, the estimates do not necessarily indicate the amounts that will be effectively realized at settlement.

As of December 31, 2021, the Group had the following agreements for financial derivatives (NDFs):

	2021
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
February 25, 2022	(560)	5.6220	(3,148)	5.3459	(17)
Total					(17)

	2020
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
June 15, 2021	(3,100)	5.4928	(17,064)	5.4763	968
April 15, 2021	(800)	5.6345	(4,508)	5.1909	353
Total					1,321

The Group also uses options in order to protect exports against the risk of exchange variation. The Group may enter into zero-cost collar strategies, which consists of the purchase of a put option and the sale of a call option, contracted with the same counterparty and with a net zero premium.

The composition of the balances involving options to buy and sell currencies is as follows:

	2021
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
01/21/2021 - 01/17/2022	875	Put option	4,900	5.8257	(349)
02/25/2021 - 02/25/2022	490	Put option	2,909	5.6490	(170)
					(519)

01/21/2021 - 01/17/2022	875	Call option	(4,900)	5.5563	298
02/25/2021 - 02/25/2022	490	Call option	(2,909)	5.4690	196
					494
					(25)

	2020
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
15/01 - 15/06/2021	1,800	Call option	587	5.6770	(12)
31/05 - 15/12/2021	2,800	Call option	786	5.5656	(569)
15/04 - 30/11/2021	6,900	Call option	2,161	5.5116	(1,277)
					(1,858)

15/01 - 15/06/2021	1,800	Put option	(587)	5.4800	512
31/05 - 15/12/2021	2,800	Put option	(786)	5.2425	862
15/04 - 30/11/2021	6,900	Put option	(2,161)	5.3388	2,608
					3,982
					2,124

During 2021, the Group entered into an interest rate swap transaction with the purpose of hedging the exposure to variable interest rate related to the Export Credit Note – NCE with Citibank.

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	2021
Maturity	Notional (USD)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-month LIBOR	3,07%	403
					403

28.4            Classification of financial instruments by type of measurement of fair value

The Group has financial instruments measured at fair value, which are qualified as defined below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the group may have access to on the measurement date;

Level 2 - Observable information for the asset or liability, directly or indirectly, except for quoted prices included in Level 1; and

Level 3 - Unobservable data for the asset or liability.

	Carrying amount		Fair value
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Level 2
Derivatives:
Non-Deliverable Forward - NDF	(17)	1,321	(17)	1,321
Call and put option term	403	2,124	403	2,124
Interest rate swap	(25)	-	(25)	-
	361	3,445	361	3,445
Non-derivatives
Lease liabilities	(81,888)	(75,228)	(87,662)	(93,242)
Loans and borrowings	(788,709)	(89,230)	(974,942)	(111,779)
	(870,597)	(164,458)	(1,062,604)	(205,021)
	(870,236)	(161,013)	(1,062,243)	(201,576)

Cash and cash equivalents, financial investments, trade receivables, accounts payable for business combination and suppliers and other payables were not included in the table above. The Group understands that these financial instruments have no classification, as the carrying amount of these items is a reasonable approximation of fair value.